Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MassMutual Advantage Funds
Entity Central Index Key	0001859808
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Clinton Limited Term Municipal Fund
Class Name	Class I
Trading Symbol	MMZPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Clinton Limited Term Municipal Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$14	0.29%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%
Net Assets	$ 50,300,000
Holdings Count | $ / shares	33
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$50.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	33
Portfolio Turnover Rate	33%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	99.4%
Repurchase Agreement	0.6%

Largest States (% of Total Investments)
Pennsylvania	15.9%
Texas	15.3%
Illinois	12.0%
Ohio	10.0%
South Carolina	9.3%
New York	8.3%
Virginia	7.8%
New Jersey	5.8%
Florida	4.1%
Nebraska	3.2%

Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual Clinton Limited Term Municipal Fund
Class Name	Class Y
Trading Symbol	MMZQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Clinton Limited Term Municipal Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$19	0.39%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%
Net Assets	$ 50,300,000
Holdings Count | $ / shares	33
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$50.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	33
Portfolio Turnover Rate	33%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	99.4%
Repurchase Agreement	0.6%

Largest States (% of Total Investments)
Pennsylvania	15.9%
Texas	15.3%
Illinois	12.0%
Ohio	10.0%
South Carolina	9.3%
New York	8.3%
Virginia	7.8%
New Jersey	5.8%
Florida	4.1%
Nebraska	3.2%

Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Clinton Limited Term Municipal Fund
Class Name	Class A
Trading Symbol	MMJDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Clinton Limited Term Municipal Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Net Assets	$ 50,300,000
Holdings Count | $ / shares	33
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$50.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	33
Portfolio Turnover Rate	33%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	99.4%
Repurchase Agreement	0.6%

Largest States (% of Total Investments)
Pennsylvania	15.9%
Texas	15.3%
Illinois	12.0%
Ohio	10.0%
South Carolina	9.3%
New York	8.3%
Virginia	7.8%
New Jersey	5.8%
Florida	4.1%
Nebraska	3.2%

Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Clinton Municipal Fund
Class Name	Class I
Trading Symbol	MMZVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Clinton Municipal Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$20	0.41%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.41%
Net Assets	$ 56,800,000
Holdings Count | $ / shares	38
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$56.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	38
Portfolio Turnover Rate	21%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	99.7%
Repurchase Agreement	0.3%

Largest States (% of Total Investments)
Texas	32.4%
Illinois	12.4%
New York	12.4%
Pennsylvania	7.4%
New Jersey	5.7%
Virginia	4.9%
Alabama	4.2%
South Carolina	3.9%
Florida	2.9%
Nebraska	2.8%

Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual Clinton Municipal Fund
Class Name	Class Y
Trading Symbol	MMZWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Clinton Municipal Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$25	0.51%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.51%
Net Assets	$ 56,800,000
Holdings Count | $ / shares	38
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$56.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	38
Portfolio Turnover Rate	21%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	99.7%
Repurchase Agreement	0.3%

Largest States (% of Total Investments)
Texas	32.4%
Illinois	12.4%
New York	12.4%
Pennsylvania	7.4%
New Jersey	5.7%
Virginia	4.9%
Alabama	4.2%
South Carolina	3.9%
Florida	2.9%
Nebraska	2.8%

Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Clinton Municipal Fund
Class Name	Class A
Trading Symbol	MMZUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Clinton Municipal Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.76%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
Net Assets	$ 56,800,000
Holdings Count | $ / shares	38
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$56.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	38
Portfolio Turnover Rate	21%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	99.7%
Repurchase Agreement	0.3%

Largest States (% of Total Investments)
Texas	32.4%
Illinois	12.4%
New York	12.4%
Pennsylvania	7.4%
New Jersey	5.7%
Virginia	4.9%
Alabama	4.2%
South Carolina	3.9%
Florida	2.9%
Nebraska	2.8%

Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Clinton Municipal Credit Opportunities Fund
Class Name	Class I
Trading Symbol	MMJBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Clinton Municipal Credit Opportunities Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.54%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
Net Assets	$ 48,500,000
Holdings Count | $ / shares	30
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$48.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	30
Portfolio Turnover Rate	9%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	99.6%
Repurchase Agreement	0.4%

Largest States (% of Total Investments)
New York	21.5%
Illinois	16.1%
Florida	11.6%
Colorado	6.3%
Pennsylvania	6.2%
Alabama	4.9%
Tennessee	4.4%
Nebraska	4.4%
North Carolina	4.2%
South Carolina	4.2%

Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual Clinton Municipal Credit Opportunities Fund
Class Name	Class Y
Trading Symbol	MMJCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Clinton Municipal Credit Opportunities Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$31	0.64%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.64%
Net Assets	$ 48,500,000
Holdings Count | $ / shares	30
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$48.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	30
Portfolio Turnover Rate	9%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	99.6%
Repurchase Agreement	0.4%

Largest States (% of Total Investments)
New York	21.5%
Illinois	16.1%
Florida	11.6%
Colorado	6.3%
Pennsylvania	6.2%
Alabama	4.9%
Tennessee	4.4%
Nebraska	4.4%
North Carolina	4.2%
South Carolina	4.2%

Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Clinton Municipal Credit Opportunities Fund
Class Name	Class A
Trading Symbol	MMJAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Clinton Municipal Credit Opportunities Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.89%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
Net Assets	$ 48,500,000
Holdings Count | $ / shares	30
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$48.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	30
Portfolio Turnover Rate	9%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Municipal Obligations	99.6%
Repurchase Agreement	0.4%

Largest States (% of Total Investments)
New York	21.5%
Illinois	16.1%
Florida	11.6%
Colorado	6.3%
Pennsylvania	6.2%
Alabama	4.9%
Tennessee	4.4%
Nebraska	4.4%
North Carolina	4.2%
South Carolina	4.2%

Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Global Floating Rate Fund
Class Name	Class I
Trading Symbol	BXFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Global Floating Rate Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Net Assets	$ 127,700,000
Holdings Count | $ / shares	277
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$127.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	277
Portfolio Turnover Rate	22%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Bank Loans	86.7%
Corporate Debt	8.5%
Repurchase Agreement	3.9%
Common Stock	0.9%
Preferred Stock	0.0%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	63.2%
United Kingdom	8.0%
Germany	5.1%
Luxembourg	5.0%
France	3.6%
Netherlands	2.8%
Belgium	1.7%
Sweden	0.9%
Denmark	0.9%
Finland	0.8%

Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual Global Floating Rate Fund
Class Name	Class Y
Trading Symbol	BXFYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Global Floating Rate Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Net Assets	$ 127,700,000
Holdings Count | $ / shares	277
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$127.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	277
Portfolio Turnover Rate	22%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Bank Loans	86.7%
Corporate Debt	8.5%
Repurchase Agreement	3.9%
Common Stock	0.9%
Preferred Stock	0.0%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	63.2%
United Kingdom	8.0%
Germany	5.1%
Luxembourg	5.0%
France	3.6%
Netherlands	2.8%
Belgium	1.7%
Sweden	0.9%
Denmark	0.9%
Finland	0.8%

Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Global Floating Rate Fund
Class Name	Class A
Trading Symbol	BXFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Global Floating Rate Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	1.00%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
Net Assets	$ 127,700,000
Holdings Count | $ / shares	277
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$127.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	277
Portfolio Turnover Rate	22%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Bank Loans	86.7%
Corporate Debt	8.5%
Repurchase Agreement	3.9%
Common Stock	0.9%
Preferred Stock	0.0%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	63.2%
United Kingdom	8.0%
Germany	5.1%
Luxembourg	5.0%
France	3.6%
Netherlands	2.8%
Belgium	1.7%
Sweden	0.9%
Denmark	0.9%
Finland	0.8%

Class C
Shareholder Report [Line Items]
Fund Name	MassMutual Global Floating Rate Fund
Class Name	Class C
Trading Symbol	BXFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Global Floating Rate Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$88	1.75%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.75%
Net Assets	$ 127,700,000
Holdings Count | $ / shares	277
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$127.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	277
Portfolio Turnover Rate	22%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Bank Loans	86.7%
Corporate Debt	8.5%
Repurchase Agreement	3.9%
Common Stock	0.9%
Preferred Stock	0.0%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	63.2%
United Kingdom	8.0%
Germany	5.1%
Luxembourg	5.0%
France	3.6%
Netherlands	2.8%
Belgium	1.7%
Sweden	0.9%
Denmark	0.9%
Finland	0.8%

Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Global Credit Income Opportunities Fund
Class Name	Class I
Trading Symbol	BXITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Global Credit Income Opportunities Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Net Assets	$ 150,800,000
Holdings Count | $ / shares	526
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$150.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	526
Portfolio Turnover Rate	43%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Bank Loans	51.6%
Corporate Debt	35.9%
Non-U.S. Government Agency Obligations	6.0%
Repurchase Agreement	3.3%
Investment of Cash Collateral from Securities Loaned	2.6%
Common Stock	0.4%
Sovereign Debt Obligations	0.2%
Preferred Stock	0.0%
Warrants	0.0%
Exchange-Traded Funds	0.0%
Rights	0.0%

Largest Countries (% of Total Investments)
United States	53.6%
United Kingdom	7.8%
Cayman Islands	3.7%
Germany	3.5%
Luxembourg	3.3%
France	2.9%
Ireland	2.4%
Netherlands	2.2%
Spain	2.1%
Belgium	2.0%

Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual Global Credit Income Opportunities Fund
Class Name	Class Y
Trading Symbol	BXIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Global Credit Income Opportunities Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Net Assets	$ 150,800,000
Holdings Count | $ / shares	526
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$150.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	526
Portfolio Turnover Rate	43%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Bank Loans	51.6%
Corporate Debt	35.9%
Non-U.S. Government Agency Obligations	6.0%
Repurchase Agreement	3.3%
Investment of Cash Collateral from Securities Loaned	2.6%
Common Stock	0.4%
Sovereign Debt Obligations	0.2%
Preferred Stock	0.0%
Warrants	0.0%
Exchange-Traded Funds	0.0%
Rights	0.0%

Largest Countries (% of Total Investments)
United States	53.6%
United Kingdom	7.8%
Cayman Islands	3.7%
Germany	3.5%
Luxembourg	3.3%
France	2.9%
Ireland	2.4%
Netherlands	2.2%
Spain	2.1%
Belgium	2.0%

Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Global Credit Income Opportunities Fund
Class Name	Class A
Trading Symbol	BXIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Global Credit Income Opportunities Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.16%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.16%
Net Assets	$ 150,800,000
Holdings Count | $ / shares	526
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$150.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	526
Portfolio Turnover Rate	43%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Bank Loans	51.6%
Corporate Debt	35.9%
Non-U.S. Government Agency Obligations	6.0%
Repurchase Agreement	3.3%
Investment of Cash Collateral from Securities Loaned	2.6%
Common Stock	0.4%
Sovereign Debt Obligations	0.2%
Preferred Stock	0.0%
Warrants	0.0%
Exchange-Traded Funds	0.0%
Rights	0.0%

Largest Countries (% of Total Investments)
United States	53.6%
United Kingdom	7.8%
Cayman Islands	3.7%
Germany	3.5%
Luxembourg	3.3%
France	2.9%
Ireland	2.4%
Netherlands	2.2%
Spain	2.1%
Belgium	2.0%

Class C
Shareholder Report [Line Items]
Fund Name	MassMutual Global Credit Income Opportunities Fund
Class Name	Class C
Trading Symbol	BXICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Global Credit Income Opportunities Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$98	1.95%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.95%
Net Assets	$ 150,800,000
Holdings Count | $ / shares	526
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$150.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	526
Portfolio Turnover Rate	43%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Bank Loans	51.6%
Corporate Debt	35.9%
Non-U.S. Government Agency Obligations	6.0%
Repurchase Agreement	3.3%
Investment of Cash Collateral from Securities Loaned	2.6%
Common Stock	0.4%
Sovereign Debt Obligations	0.2%
Preferred Stock	0.0%
Warrants	0.0%
Exchange-Traded Funds	0.0%
Rights	0.0%

Largest Countries (% of Total Investments)
United States	53.6%
United Kingdom	7.8%
Cayman Islands	3.7%
Germany	3.5%
Luxembourg	3.3%
France	2.9%
Ireland	2.4%
Netherlands	2.2%
Spain	2.1%
Belgium	2.0%